UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Zuhair Nubani

Nubani & Associates

2 North LaSalle

Suite 1802

Chicago, IL 60602

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

AZZAD ETHICAL MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2006 (Unaudited)

Shares	Security Description	Value	% of Net Assets
Common Stocks
Ball & Roller Bearings
3,808	Timken Co.	122,884	3.31%

Bituminous Coal & Lignite Surface Mining
2,658	Peabody Energy Corp.	133,989	3.61%

Carpets & Rugs
642	Mohawk Industries, Inc. *	51,822	1.39%

Computer & Office Equipment
2,257	Harris Corp.	106,734	2.87%

Computer Storage Devices
2,127	Sandisk Corp. *	122,345
4,211	Western Digital Corp.*	81,819
		204,164	5.49%
Crude Petroleum & Natural Gas
3,020	Noble Energy, Inc.	132,638
1,894	Pogo Producing Co.	95,174
1,796	Questar Corp.	125,809
		353,621	9.52%

Electric Lighting & Wiring Equipment
1,105	Thomas & Betts Corp.*	56,775	1.53%

Heavy Construction Other Than Building Construction - Contractors
1,174	Jacobs Engineering Group, Inc.*	101,833	2.74%

Iron & Steel Foundries
2,945	Precision Castparts Corp.	174,933	4.71%

Men's & Boys' Furnishings, Work Clothing, & Allied Garments
1,787	Polo Ralph Lauren Corp.	108,310	2.91%

Mining & Quarrying of Nonmetallic Minerals
4,606	MDU Resources Group, Inc.	154,071	4.15%

Motor Homes
681	Thor Industries, Inc.	36,338	0.98%

Motor Vehicle Parts & Accessories
1,791	Borgwarner, Inc.	107,532	2.89%

Natural Gas Transmisison & Distribution
863	Western Gas Resources, Inc.	41,640	1.12%

Oil & Gas Field Services
2,465	Paterson - UTI Energy, Inc.	78,781
2,016	Grant Prideco, Inc.*	86,365
		165,146	4.44%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
492	Intuitive Surgical, Inc.*	58,057	1.56%

Pharmaceutical Preparations
1,208	Barr Laboratories, Inc.*	76,080	2.05%

Radio & TV Broadcasting & Communication
2,976	Powerwave Technologies Inc.*	40,146	1.08%

Retail-Apparel & Accessory Stores
2,086	Claire's Stores, Inc.	75,743	2.04%

Retail-Drug and Proprietary Stores
2,005	Omnicare, Inc.	110,256	2.97%

Retail-Family Clothing Stores
1,143	Abercombie & Fitch Co Class A	66,637
3,576	American Eagle Outfitters, Inc.	106,779
		173,416	4.67%
Retail-Hobby, Toy & Game Shops
2,388	Michaels Stores, Inc.	89,741	2.42%

Retail- Womens Clothing Stores
1,675	Chico's Fas, Inc.*	68,072	1.83%

Semiconductors & Related Devices
2,500	Intersil Corp.	72,300
2,779	MEMC Electronic Matierials, Inc.*	102,601
		174,901	4.71%

Services-Business Servces
1,544	Fair Isaac Corp.	61,173	1.65%

Services-Commercial Physical & Biological Research
2,102	Pharmaceutical Product Development, Inc.	72,751	1.96%

Services-Computer Programming Services
3,541	Gtech Holding Corp.	120,571	3.24%

Services-Educational Services
2,555	Career Education Corp.*	96,400	2.59%

Services-Miscellaneous Health & Allied Services
635	Lincare Holdings, Inc. *	24,740
1,252	Renal Care Group, Inc.*	60,020
		84,760	2.28%

Services-Prepackaged Software
2,565	Mcafee, Inc.*	62,406
2,770	Sybase, Inc.*	58,502
		120,908	3.25%

Trucking
2,315	Hunt J.B.Transport Services, Inc.	49,865
2,546	YRC Worldwide,Inc.*	96,901
		146,766	3.95%

TOTAL COMMON STOCKS (Cost -$3,150,739)		$ 3,489,533	93.91%

OTHER ASSETS LESS LIABILITIES		226,279	6.09%

NET ASSETS		$ 3,715,812	100.00%

* Non-income producing securities.

NOTES TO FINANCIAL STATEMENTS
The Azzad Ethical Mid Cap Fund
1. SECURITY TRANSACTIONS
At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,150,739 amounted to $338,794 which consisted of aggregate gross unrealized appreciation of $426,986 and aggregate gross unrealized depreciation of $88,192.

AZZAD INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2006 (Unaudited)

Shares	Security Description	Value	% of Net Assets
Common Stocks
Air Courier Services
242	Federal Express Corp.	27,331	1.15%

Aircraft Engines & Engine Part
580	United Technologies Corp.	33,623	1.41%

Beverages
350	Pepsico, Inc.	20,227	0.85%

Biological Products
1,370	Amgen, Inc. *	99,668
429	Gilead Sciences, Inc.*	26,692
		126,360	5.30%

Computer & Office Equipment
3,617	Hewlett-Packard Co.	118,999	4.99%

Crude Petroleum & Natural Gas
1,000	Burlington Resources, Inc.	91,910
545	EOG Co.	39,240
1,168	XTO Energy, Inc.	50,890
		182,040	7.63%
Drawing & Insulating of Nonferrous Wire
1,233	Corning Inc. Glass Works*	33,180	1.39%

General Industrial Machinery & Equipment
550	Ingersoll-Rand Co.	22,985	0.96%

Hotels & Motels
1,040	ITT Corp.	58,469	2.45%

Hospital & Medical Service Plans
1,285	Coventry Health Care, Inc.*	69,364	2.91%

Electromedical & Electrotherapeutic Apparatus
974	Medtronic, Inc	49,430	2.07%

Electronic Computers
1,380	Apple Computer, Inc.*	86,554	3.63%

Metalworking Machinery & Equipment
450	Black & Decker Corp.	39,101	1.64%

Petroleum Refining
1,968	Chevrontexaco Corp.	114,085
487	Conocophillips Co.	30,754
1,893	Exxon Mobil Corp.	115,208
242	Marathon Oil Corp.	18,433
341	Sunoco, Inc.	26,451
		304,931	12.78%
Pharmaceutical Preparations
389	Apache Corp.	25,483
1,881	Johnson & Johnson	111,393
2,343	King Pharmaceuticals, Inc.*	40,417
887	Pfizer, Inc.	22,104
		199,397	8.36%

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers
816	Rohm & Haas Co.	39,879	1.67%

Public Building & Related Furnture
536	Johnson Controls Inc.	40,699	1.71%

Radio & Tv Broadcasting & Communications Equipment
3,333	Motorola, Inc.	76,359	3.20%

Retail-Drug and Proprietary Stores
872	Express Scripts, Inc. - Class A*	76,649	3.21%

Retail-Family Clothing Stores
1,369	Nordstrom, Inc.	53,638	2.25%

Retail-Lumber & Other Building Materials Dealers
798	Lowe's Companies, Inc.	51,423
2,645	Home Depot, Inc.	111,884
568	Sherwin Williams Co.	28,082
		191,388	8.02%

Retail - Miscellaneous Shopping Goods Stores
1,027	Office Depot, Inc.*	38,246	1.60%

Semiconductors & Related Devices
4,355	Intel Corp.	84,748
964	Nvidia Corp.*	55,199
1,907	Texas Instruments, Inc.	61,920
		201,867	8.46%

Services - Computer Processing & Data Preparation
969	IMS Health, Inc.	24,972	1.05%

Services-Medical Laboratories
280	Laboratory Corp American Holding*	16,374	0.69%

Soap, Detergents, Cleaning and Sanitation Preparations
749	Procter & Gamble Co.	43,157	1.81%

Steel Works, Blast Furnaces & Rolling Mills
441	Nucor Corp.	46,212	1.94%

Wholesale-Drugs, Proprietaries & Druggists' Sundries
656	Amerisourcebergen Corp.	31,665
1165	Mckesson Corp.	60,731
		92,396	3.87%

TOTAL COMMON STOCKS (Cost -$2,146,038)		$ 2,313,825	96.96%

OTHER ASSETS LESS LIABILITIES		72,535	3.04%

NET ASSETS		$ 2,386,360	100.00%

* Non-income producing securities.

NOTES TO FINANCIAL STATEMENTS
The Azzad Ethical Income Fund
1. SECURITY TRANSACTIONS
At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,146,038 amounted to $ 167,786 which consisted of aggregate gross unrealized appreciation of $222,779 and aggregate gross unrealized depreciation of $54,993.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 24, 2006